Employee benefit plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 13,879,000	$ 11,665,000
Expected future contributions payable	$ 235,000